Total
Baywood ValuePlus Fund
SUMMARY SECTION - BAYWOOD VALUEPLUS FUND
Investment Objective
The Baywood ValuePlus Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing in undervalued equity securities.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Baywood ValuePlus Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Baywood ValuePlus Fund Institutional Shares
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	4.25%
Total Annual Fund Operating Expenses	4.75%
Fee Waiver and/or Expense Reimbursement	(4.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%
[1]	SKBA Capital Management, LLC (the “Advisor”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70% through January 31, 2025 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Advisor may recoup from a Fund fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Baywood ValuePlus Fund | Institutional Shares | USD ($)	72	1,065	2,063	4,581

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Advisor intends to invest primarily in securities that it deems to be undervalued and which exhibit the likelihood of exceeding market returns. The Fund will typically hold these securities until their market price reflects or exceeds their intrinsic value. The Advisor also expects to generate income by primarily investing in dividend-paying companies. In selecting dividend-paying companies, the Advisor does not seek a specific absolute yield; instead it compares the yield to a universe of dividend paying stocks along with its own history.

In determination of a company’s valuation and fundamental attractiveness, the Advisor generally applies a rigorous thought process that includes, but is not limited to the following criteria:

Fundamental Analysis:

●	Assess balance sheet risk: Cash generation cycle, debt payment schedule, coverage ratios
●	Forecast earning power: Mid-cycle margins, normal return on capital, above/below trend
●	Determine cash flow sources/uses: Discretionary cash flow, capital investment required, capital allocation priorities
●	Identify dividend policy: Appraise dividend payout to earnings, dividend growth forecast, dividend cut forecast

Competitive Analysis:

●	Analyze business strategy: Market share changes, product development cycles and sustainability of advantages
●	Evaluate management strengths: Track record, incentive compensation goals, internal compliance system

In addition, the Advisor will at times seek to identify catalysts which may improve a company’s valuation. These catalysts include but are not limited to: changes in management, improvements in a company’s capitalization and forecasted changes of return on invested capital.

In selecting investments for the Fund, the Advisor typically seeks to invest in companies for a period of three to five years. In consideration of a company’s fundamental outlook the Advisor considers a company’s earnings power, including its long-term ability to generate profit for reinvestment or distributions to shareholders. The Advisor considers other factors such as balance sheet and income statement strength, competitive position and overall industry prospects as well as management’s alignment with shareholders’ interests. Stock selection is based on individual company merits and the Advisor’s assessment of each company’s fair value.

The Fund may sell a security when it reaches its target valuation or when the Advisor expects or observes a long-term deterioration of a company’s fundamentals. The Advisor may also sell a security when it identifies more compelling investment ideas or a particular security exceeds 5% of portfolio’s total assets.

Under normal conditions, the Advisor seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock and sponsored American Depositary Receipts (“ADRs”). Although the Fund will invest primarily in issuers located in the U.S., the Fund may also invest in foreign corporations. The Advisor considers large market capitalization companies to be those with market capitalizations in the range of the Standard & Poor’s 500 Index® at the time of purchase. In addition, the Fund may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Advisor’s Process (as explained above) does not identify other appropriate investments for the Fund.

The Fund is a diversified fund and seeks to construct a portfolio ranging from 40 to 60 securities.

Principal Investment Risks
Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.baywoodfunds.com or by calling (855) 409-2297 (toll free).

A collective investment trust managed by the Fund’s Advisor and portfolio management team (“Predecessor Fund”) was reorganized into the Fund on the date the Fund commenced operations (i.e., on December 1, 2013). The collective investment trust had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The collective investment trust, however, was not registered as an investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”), and the collective investment trust was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund’s performance for periods prior to the commencement of operations is that of the Institutional Shares of the collective investment trust, which commenced operations on May 2, 2011. The performance of the collective investment trust has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to the Fund. If the performance of the collective investment trust had been restated to reflect the applicable fees and expenses of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below.

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 18.39% for the quarter ended December 31, 2020, and the lowest return was -30.14% for the quarter ended March 31, 2020.
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Total Returns - Baywood ValuePlus Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date [2]
Institutional Shares	[1]	11.30%	11.94%	8.32%	9.34%	Jun. 27, 2008
Institutional Shares | After Taxes on Distributions		9.70%	10.56%	6.64%	8.23%	Jun. 27, 2008
Institutional Shares | After Taxes on Distributions and Sales		7.71%	9.33%	6.29%	7.60%	Jun. 27, 2008
Morningstar US Large Value TR Index (reflects no deduction for fees, expenses or taxes)		11.82%	11.22%	8.96%	8.31%	Jun. 27, 2008
[1]	Effective August 16, 2019, Investor shares were converted, without any fee, load, or charge to shareholders, to shares of the Fund’s Institutional Class.
[2]	Institutional Shares commenced operations on May 2, 2011. Performance for the period is a blended average annual return which includes the returns of Investor Shares (inception date June 27, 2008) prior to the commencement of operations of Institutional Shares.

Morningstar US Large Value TR Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s proprietary index methodology.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Baywood ValuePlus Fund | Risk Lose Money [Member]
Losing all or a portion of your investment is a risk of investing in the Fund.
Baywood ValuePlus Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Baywood ValuePlus Fund | Investment Style Risk

Investment Style Risk. A value style is primarily used to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of a Fund’s share price.

Baywood ValuePlus Fund | Market Events Risk

Market Events Risk. Disruptive events with geopolitical consequences, including pandemics, may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to sell portfolio holdings, which may negatively impact the Fund’s net asset value.

Baywood ValuePlus Fund | Equity Risk

Equity Risk. Equity securities, which include common stocks, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Baywood ValuePlus Fund | Management Risk

Management Risk. The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.

Baywood ValuePlus Fund | Value Investment Risk

Value Investment Risk. The Fund may invest in securities the Advisor believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Baywood ValuePlus Fund | Large Capitalization Company Risk

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Baywood ValuePlus Fund | Sector Risk

Sector Risk. The Fund’s investments may be more weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than to a fund that is not weighted in those sectors. The industries that comprise a sector may react similarly to changes in market conditions. Therefore, the value of the Fund’s portfolio investments may be more sensitive to developments affecting those sectors.

Baywood ValuePlus Fund | ADR Risk

ADR Risk. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Baywood ValuePlus Fund | Foreign Investments Risk

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Baywood ValuePlus Fund | Cash and Cash Equivalents Risk

Cash and Cash Equivalents Risk. When investing in cash and cash equivalents, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Baywood ValuePlus Fund | Convertible Securities Risk

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Baywood ValuePlus Fund | Preferred Stock Risk

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Baywood SociallyResponsible Fund
SUMMARY SECTION - BAYWOOD SOCIALLYRESPONSIBLE FUND
Investment Objective
The Baywood SociallyResponsible Fund (the “Fund”) seeks to provide long-term capital growth.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Baywood SociallyResponsible Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Baywood SociallyResponsible Fund Institutional Shares
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	2.42%
Total Annual Fund Operating Expenses	3.12%
Fee Waiver and/or Expense Reimbursement	(2.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%
[1]	SKBA Capital Management, LLC (the “Advisor”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89% through January 31, 2025 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Advisor may recoup from a Fund fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Baywood SociallyResponsible Fund | Institutional Shares | USD ($)	91	753	1,440	3,274

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) consist of common stocks of issuers that meet certain socially responsible criteria. This investment strategy may be changed at any time, with 60 days’ prior notice to shareholders. The Fund may also invest in the preferred stock of such issuers, as well as securities convertible into common stock. Although the Fund will invest primarily in issuers located in the U.S., the Fund may also invest in U.S. dollar denominated American Depositary Receipts ("ADRs") of foreign corporations. Up to 50% of the Fund’s net assets may consist of securities of mid-capitalization companies. For this purpose, SKBA Capital Management, LLC (“SKBA” or the “Advisor”), the Fund’s investment advisor, considers a mid-capitalization company to be a company with a market capitalization between $1 billion and $5 billion at the time of investment. In addition, the Fund may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Advisor’s Process (as explained below) does not identify other appropriate investments for the Fund.

In selecting investments, the Advisor considers social criteria such as an issuer’s community relations, corporate governance, employee diversity, employee relations, environmental impact and sustainability, human rights record, and product safety. Using both quantitative and qualitative data, the Advisor also evaluates an issuer’s involvement in specific revenue generating activities to determine whether the issuer’s involvement was meaningful or simply incidental with respect to that activity.

The Advisor applies valuation screens that identify issuers for further in-depth fundamental analysis for potential inclusion in the Fund. The investment strategy typically emphasizes securities that the Advisor believes have one or more of the following characteristics: a price significantly below the intrinsic value of the issuer; below average price to sales and price to cash flow ratios; and sound overall financial condition of the issuer. The Advisor may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for the security’s purchase, or more attractive investment alternatives are identified.

The Fund seeks to avoid investing in any issuer that derives more than 5% of its total revenue from tobacco, alcohol, gambling, abortion or weaponry (whether sold to consumers or the military), or that is involved in nuclear power. Because information on an issuer’s involvement in those activities may not be publicly available, it is possible that the Fund’s holdings may include an issuer that does not meet its criteria for socially responsible investing. When the Advisor discovers that a holding does not meet its criteria for socially responsible investing, it will divest that holding as soon as reasonably practicable.

Principal Investment Risks
Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.baywoodfunds.com or by calling (855) 409-2297 (toll free).

The returns presented for the Fund prior to January 8, 2016 reflect the performance of the City National Rochdale Socially Responsible Equity Fund, a series of the City National Rochdale Funds (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all the assets, subject to liabilities, of the Predecessor Fund, effective as of the close of business on January 8, 2016.

The Predecessor Fund was sub-advised by the Fund’s advisor, SKBA Capital Management, LLC, with the same portfolio managers as the Fund. The Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines, and restrictions. The Predecessor Fund was created for purposes entirely unrelated to the establishment of a performance record. The Predecessor Fund qualified since its inception, and the Fund intends to continue to qualify each year, for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code.

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 20.44% for the quarter ended December 31, 2020, and the lowest return was -30.47% for the quarter ended March 31, 2020.
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Total Returns - Baywood SociallyResponsible Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares	[1]	12.71%	13.37%	7.63%	6.53%	Jan. 03, 2005
Institutional Shares | After Taxes on Distributions		11.61%	12.45%	6.34%	5.34%	Jan. 03, 2005
Institutional Shares | After Taxes on Distributions and Sales		8.24%	10.58%	5.67%	4.92%	Jan. 03, 2005
Morningstar US Large Value TR Index (reflects no deduction for fees, expenses or taxes)		11.82%	11.22%	8.96%	7.40%	Jan. 03, 2005
[1]	Effective August 16, 2019, Investor shares were converted, without any fee, load, or charge to shareholders, to shares of the Fund’s Institutional Class.

Morningstar US Large Value TR Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s proprietary index methodology.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Baywood SociallyResponsible Fund | Risk Lose Money [Member]
Losing all or a portion of your investment is a risk of investing in the Fund.
Baywood SociallyResponsible Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Baywood SociallyResponsible Fund | Investment Style Risk

Investment Style Risk. A value style is primarily used to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of a Fund’s share price.

Baywood SociallyResponsible Fund | Market Events Risk

Market Events Risk. Disruptive events with geopolitical consequences, including pandemics, may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to sell portfolio holdings, which may negatively impact the Fund’s net asset value.

Baywood SociallyResponsible Fund | Equity Risk

Equity Risk. Equity securities, which include common stocks, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Baywood SociallyResponsible Fund | Management Risk

Management Risk. The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.

Baywood SociallyResponsible Fund | Value Investment Risk

Value Investment Risk. The Fund may invest in securities the Advisor believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Baywood SociallyResponsible Fund | Large Capitalization Company Risk

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Baywood SociallyResponsible Fund | Sector Risk

Sector Risk. The Fund’s investments may be more weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than to a fund that is not weighted in those sectors. The industries that comprise a sector may react similarly to changes in market conditions. Therefore, the value of the Fund’s portfolio investments may be more sensitive to developments affecting those sectors.

Baywood SociallyResponsible Fund | ADR Risk

ADR Risk. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Baywood SociallyResponsible Fund | Foreign Investments Risk

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Baywood SociallyResponsible Fund | Cash and Cash Equivalents Risk

Cash and Cash Equivalents Risk. When investing in cash and cash equivalents, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Baywood SociallyResponsible Fund | Convertible Securities Risk

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Baywood SociallyResponsible Fund | Preferred Stock Risk

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Baywood SociallyResponsible Fund | Socially Responsible Investments Risk

Socially Responsible Investments Risk. Socially responsible investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund’s investment returns may be lower than those funds that are not subject to such investment considerations.

Baywood SociallyResponsible Fund | Mid Capitalization Company Risk

Mid Capitalization Company Risk. Investments in mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.